Provisions - (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Reconciliation Of Changes In Provisions

	2023 € '000s	2022 € '000s
Withholding, indirect and gaming taxes
As at the beginning of the year	43,745	47,715
Provided in the year	2,576	1,455
Reversed in the year	(1,495)	(5,390)
Effects of movements in exchange rates	—	(35)
As at the end of the year	44,826	43,745

Current	44,826	43,745
Non-current	—	—
Total provisions	44,826	43,745